Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Entity Central Index Key	dei_EntityCentralIndexKey	0001105128
Scout Emerging Markets Fund (Prospectus Summary) | Scout Emerging Markets Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Scout Emerging Markets Fund
Supplement [Text Block]	ck0001105128_SupplementTextBlock

Scout Investments

Scout Emerging Markets Fund

Supplement dated June 2, 2014 to the Prospectus dated October 31, 2013

The purpose of this supplement is to update the Prospectus of the Scout Emerging Markets Fund (the “Fund”) to reflect the adoption by the Board of Trustees of the Scout Funds of a redemption fee for the Fund effective June 30, 2014.  Shares of the Fund purchased prior to June 30, 2014 are not subject to the redemption fee.

Therefore, effective June 30, 2014, the following changes are made to the Prospectus:

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Supplement Closing [Text Block]	ck0001105128_SupplementClosingTextBlock	You should keep this Supplement for future reference. Additional copies of the Prospectus may be obtained free of charge by calling (800) 996-2862.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 996-2862
Scout Emerging Markets Fund (Prospectus Summary) | Scout Emerging Markets Fund | Scout Emerging Markets Fund
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a % of amount redeemed or exchanged within two months of purchase)	rr_RedemptionFeeOverRedemption	2.00%
Exchange Fee	rr_ExchangeFee	none